EARNINGS (LOSS) PER SHARE (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share	143,589,188	149,937,339	144,493,989
Effect of share options on issue	0	3,120,304	8,212,903
Weighted average number of ordinary shares used to calculate diluted earnings per share	143,589,188	153,057,643	152,706,892
Diluted earnings per share (in USD)	$ (0.15)	$ 0.15	$ 0.48